Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Summary of assumptions used for options and warrants granted
	September 30, 2017	December 31, 2016
Exercise price	$0.20-0.30	$0.40
Expected dividends	0%	0%
Expected volatility	62.63%-92.96%	73.44-91.54%
Risk free interest rate	1.64%-2.03%	1.13%-1.39%
Expected life of warrant	5 years	5 years

	December 31, 2016	December 31, 2015
Exercise price	$0.40	$0.35
Expected dividends	0%	0%
Expected volatility	73.44% - 91.54%	69.7%
Risk free interest rate	1.13% - 1.39%	1.35%
Expected life of warrant	5 years	5 years

Summary of stock option and warrant activity
	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2016	15,541,666	$0.36
Granted	18,915,358	$0.20
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – September 30, 2017	34,457,024	$0.27
Exercisable – September 30, 2017	34,457,024	$0.27

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2014	2,470,000	$0.35
Granted	8,280,000	$0.35
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2015	10,750,000	$0.35
Exercisable – December 31, 2015	10,750,000	$0.35
Granted	4,791,666	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2016	15,541,666	$0.36
Exercisable – December 31, 2016	14,958,333	$0.36

Summary of changes in warrants outstanding
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.20 – 0.40	34,457,024	3.97	0.27	34,457,024	0.27

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.35 – 0.40	15,541,666	3.75	$0.36	14,958,333	$0.36

Stock Option [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Summary of assumptions used for options and warrants granted
	September 30, 2017	December 31, 2016
Exercise price	0.20-0.75	0.25-0.40
Expected dividends	0%	0%
Expected volatility	63.72% - 92.14%	73.44%-90.05%
Risk free interest rate	1.74% - 2.10%	1%-1.39%
Expected life of option	5 years	4.68-5 years

	December 31, 2016	December 31, 2015
Exercise price	$0.25 - 0.40	$0.35
Expected dividends	0%	0%
Expected volatility	73.44% - 90.05%	69.7%
Risk free interest rate	1% - 1.39%	1.35%
Expected life of option	4.68 - 5 years	5 years

Summary of stock option and warrant activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2016	2,250,000	$0.34	4.38
Granted	15,499,990	$0.43	4.89
Exercised	-	-	-
Cancelled/Modified	(100,000)	$0.40	-
Balance – September 30, 2017 – outstanding	17,649,990	$0.42	4.77
Balance – September 30, 2017 – exercisable	8,983,322	$0.27	4.65

Outstanding options held by related party – September 30, 2017	17,549,990	$0.42	4.77
Exercisable options held by related party – September 30, 2017	8,983,322	$0.27	4.65

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – December 31, 2014 – outstanding	-	-	-
Granted	500,000	0.25	5.0
Exercised	-	-	-
Cancelled/Modified	-	-	-
Balance – December 31, 2015 – outstanding	500,000	0.25	4.93
Balance – December 31, 2015 – exercisable	500,000	$0.25	4.93

Outstanding options held by related party – December 31, 2015	500,000	$0.25	4.93
Exercisable options held by related party – December 31, 2015	500,000	$0.25	4.93

Balance – December 31, 2015	500,000	$0.25	4.68
Granted	1,750,000	0.36	5.0
Exercised	-	-	-
Cancelled/Modified	-	-	-
Balance – December 31, 2016 – outstanding	2,250,000	$0.34	4.38
Balance – December 31, 2016 – exercisable	2,200,000	$0.34	4.38

Outstanding options held by related party – December 31, 2016	2,250,000	$0.33	4.38
Exercisable options held by related party – December 31, 2016	2,200,000	$0.30	4.38

Summary of stock options granted
Options	Value	Purpose for Grant
15,499,990	$681,246	Service Rendered

Options	Value	Purpose for Grant
1,750,000	$231,035	Service Rendered